INCOME TAX BENEFIT - Schedule of Provision for Income Taxes (Details) - USD ($) $ in Thousands	5 Months Ended		7 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022	Jul. 27, 2022	Dec. 31, 2024	Dec. 31, 2023
Current provision (benefit):
Federal		$ 0	$ 0	$ 784	$ 12
State		20	19	268	32
Foreign		0	4	243	2
Current provision (benefit), total		20	23	1,295	46
Deferred (income) expense:
Federal		(4,557)	38	(144)	(7,927)
State		(1,266)	52	(976)	906
Foreign		0	0	(66)	0
Deferred (income) expense, total	$ (5,823)	(5,823)	90	(1,185)	(7,021)
Net income tax (benefit) provision	$ (5,803)	$ (5,803)	$ 113	$ 110	$ (6,975)